Income Taxes (Summary Of A Reconciliation Of The Beginning And Ending Amount Of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Income Tax Disclosure [Abstract]
Balance	$ 1,015	$ 1,149	$ 209
Additions for tax positions of prior years			1,015
Reductions for tax positions of prior years due to a lapse in the statute of limitations	0	134	75
Balance	$ 1,015	$ 1,015	$ 1,149